UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6332

Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/29/2012

Item 1. Reports to Stockholders.

June 30, 2012

Limited Term New York Municipal Fund	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco-Master Settlement Agreement	14.0%
Hospital/Healthcare	11.1
Marine/Aviation Facilities	8.7
Highways/Commuter Facilities	8.1
General Obligation	7.9
Electric Utilities	6.5
Government Appropriation	5.3
Sales Tax Revenue	5.1
Higher Education	3.9
Education	3.3

Portfolio holdings are subject to change. Percentages are as of June 29, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	5.8%
AA	22.3
A	22.8
BBB	40.0
BB or lower	2.3
Unrated	6.8
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of June 29, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

11	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This semiannual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund's investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 2.25%. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/30/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

12	LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSE

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 29, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13	LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSE

Actual	Beginning Account Value January 1, 2012	Ending Account Value June 29, 2012	Expenses Paid During 6 Months Ended June 29, 2012
Class A	$1,000.00	$1,036.30	$3.73
Class B	1,000.00	1,035.10	7.98
Class C	1,000.00	1,035.70	7.63
Class Y	1,000.00	1,037.60	2.52

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.07	3.70
Class B	1,000.00	1,016.91	7.91
Class C	1,000.00	1,017.26	7.56
Class Y	1,000.00	1,022.25	2.50

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 29, 2012 are as follows:

Class	Expense Ratios
Class A	0.74%
Class B	1.58
Class C	1.51
Class Y	0.50

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.

14	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    June 29, 2012* / (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Municipal Bonds and Notes—103.6%
New York—76.5%
$ 200,000	Addison, NY Central School District[1]	5.000%	06/01/2016	06/01/2016		$227,244
1,045,000	Addison, NY Central School District[1]	5.000	06/01/2018	06/01/2018		1,224,667
1,325,000	Addison, NY Central School District[1]	5.000	06/01/2020	06/01/2020		1,570,178
1,440,000	Addison, NY Central School District[1]	5.000	06/01/2021	06/01/2020	A	1,684,282
1,295,000	Addison, NY Central School District[1]	5.000	06/01/2022	06/01/2020	A	1,499,921
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019	12/01/2014	A	2,218,125
50,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	08/04/2019	B	47,755
100,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A	118,101
140,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	07/29/2012	A	141,077
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018	07/29/2012	A	261,776
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	12/06/2016	A	1,375,961
1,200,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	04/13/2014	B	1,220,436
1,852,485	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2012	07/01/2012		926,243
8,704,210	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	04/20/2016	B	4,368,817
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021	07/29/2012	A	2,719,797
300,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030	07/29/2012	A	306,573
840,000	Albany, NY IDA (H. Johnson Office Park)	5.750	03/01/2018	03/01/2018		848,618
2,095,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2027	11/15/2017	A	2,254,702
3,710,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2032	11/15/2017	A	3,959,052
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,421,020
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	07/29/2012	A	90,079
10,000	Amherst, NY IDA (Beechwood Health Care Center)	4.875	01/01/2013	01/01/2013		10,048
100,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.125	08/01/2020	08/01/2012	A	101,651
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018	03/01/2013	A	826,378
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020	03/01/2013	A	921,453

15	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 500,000	Bethlehem, NY Water System[1]	5.500%	03/01/2022	03/01/2013	A	$508,100
125,000	Brookhaven, NY IDA (Alternatives for Children)	7.000	02/01/2013	11/02/2012	B	127,049
220,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012	11/01/2012		220,772
650,000	Brookhaven, NY IDA (Enecon Corp.)	5.800	11/01/2018	01/19/2016	B	657,488
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,660,846
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		1,613,038
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,567,654
1,550,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A	1,775,045
1,550,000	Broome County, NY COP[1]	5.250	04/01/2022	07/29/2012	A	1,555,410
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,613,601
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	A	2,138,820
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		707,106
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		589,010
515,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250	11/01/2015	05/15/2014	B	517,621
915,000	Canton, NY Human Services Initiatives	5.750	09/01/2032	09/01/2012	A	936,301
20,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2012	07/29/2012	A	20,042
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2013	07/29/2012	A	50,097
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016	A	517,605
3,240,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	07/29/2012	A	3,244,212
260,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012	07/01/2012		260,003
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	07/29/2012	A	1,075,097
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	07/29/2012	A	3,805,989
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B	17,307,025

16	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 50,000	Chestertown, NY Fire District[1]	5.125%	05/15/2020	05/15/2013	A	$51,740
2,345,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044	01/19/2013	A	2,416,640
25,000	Clinton County, NY GO1	4.500	07/15/2014	07/29/2012	A	25,076
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	01/15/2013	A	10,209
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)	5.625	07/01/2024	07/01/2013	A	4,523,375
10,000	Deerfield, NY GO	5.250	06/15/2013	06/15/2013		10,311
10,000	Deerfield, NY GO	5.500	06/15/2014	06/15/2014		10,631
10,000	Deerfield, NY GO	5.500	06/15/2015	06/15/2015		10,893
10,000	Deerfield, NY GO	5.500	06/15/2016	06/15/2016		11,121
10,000	Deerfield, NY GO	5.500	06/15/2017	06/15/2016	A	11,054
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A	10,976
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A	16,351
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A	16,251
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	02/24/2020	A	3,374,898
10,000	East Rochester, NY Hsg. Authority (Genesee Valley Nursing Home)[1]	5.200	12/20/2024	07/29/2012	A	10,117
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A	2,777,150
2,690,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.150	08/01/2016	09/05/2014	B	2,740,357
175,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	07/29/2012	A	175,499
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A	62,579,769
85,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	05/01/2014	A	93,430
1,550,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025	05/01/2014	A	1,703,729
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A	7,144,670
2,350,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,732,627
445,000	Erie County, NY IDA (Medaille College)	6.875	10/01/2013	04/05/2013	B	458,270
3,310,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2025	05/01/2022	A	3,873,031
2,000,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2026	05/01/2022	A	2,319,120
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020	03/15/2013	A	395,969

17	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000%	06/01/2031	02/06/2023	B	$24,067,222
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	04/20/2028	B	7,469,768
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	07/29/2012	A	250,898
530,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		571,473
415,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		447,474
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	930,683
2,725,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2032	09/01/2022	A	3,093,393
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	810,098
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	973,590
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,185,245
215,000	Gloversville, NY GO1	5.800	03/15/2013	09/15/2012	A	217,399
235,000	Gloversville, NY GO1	5.800	03/15/2014	09/15/2012	A	237,616
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2012	A	50,557
270,000	Gloversville, NY GO1	5.800	03/15/2017	09/15/2012	A	272,975
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2012	A	285,724
380,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	07/29/2012	A	380,825
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	84,271
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A	527,170
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	83,313
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,252,480
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	82,303
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	81,590
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	80,825
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	80,462
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	79,907
1,925,000	Hempstead, NY IDA (Lynbrook Facilities)	6.000	11/01/2017	06/23/2015	B	1,827,403
560,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018	02/01/2016	B	550,267
60,000	Herkimer County, NY GO1	5.000	09/15/2012	09/15/2012		60,481
40,000	Herkimer County, NY GO1	5.000	09/15/2012	09/15/2012		40,400
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019	06/15/2019		22,618

18	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 100,000	Islip, NY GO1	4.500%	05/15/2014	07/29/2012	A	$100,345
1,965,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	01/04/2015	B	1,935,741
230,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	01/06/2015	B	226,575
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,262,808
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,264,147
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A	1,176,384
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,399,515
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,056,930
250,000	Jamestown, NY GO	5.000	08/01/2024	08/01/2014	A	260,478
250,000	Jamestown, NY GO	5.000	08/01/2025	08/01/2014	A	260,225
2,450,000	Jefferson County, NY IDA (International Paper)[1]	5.200	12/01/2020	12/01/2013	A	2,556,526
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	273,854
1,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2022	12/01/2016	A	1,132,010
5,000,000	L.I., NY Power Authority, Series A	5.000	12/01/2025	06/01/2016	A	5,564,250
10,000,000	L.I., NY Power Authority, Series A2	5.000	09/01/2026	09/01/2022	A	11,444,400
5,000,000	L.I., NY Power Authority, Series A	5.000	12/01/2026	06/01/2016	A	5,554,700
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	11,109,400
225,000	L.I., NY Power Authority, Series A1	5.000	09/01/2027	07/29/2012	A	225,844
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A	1,108,754
4,905,000	L.I., NY Power Authority, Series A	5.125	09/01/2029	07/29/2012	A	4,923,835
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	113,003
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	297,593
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,955,272
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	576,677
10,000,000	L.I., NY Power Authority, Series B2	5.000	09/01/2027	09/01/2022	A	11,361,200
8,000,000	L.I., NY Power Authority, Series B2	5.000	09/01/2029	09/01/2022	A	8,993,680
100,000	L.I., NY Power Authority, Series C1	5.000	09/01/2027	09/01/2013	A	103,699
100,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A	103,699
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015		207,768
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	07/29/2012	A	2,211,326
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	07/29/2012	A	1,010,283
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	78,325
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	83,124

19	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 80,000	Livonia, NY GO1	5.000%	06/15/2022	06/15/2017	A	$87,749
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	92,573
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	97,385
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	80,915
1,700,000	Long Beach, NY GO	4.150	04/19/2013	04/19/2013		1,709,061
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2012	A	35,443
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A	2,233,980
150,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	06/12/2014	B	152,237
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2016	A	2,129,366
1,585,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	07/29/2012	A	1,595,271
5,000	Monroe County, NY GO	5.000	06/01/2017	07/29/2012	A	5,014
25,000	Monroe County, NY GO	5.750	06/01/2015	07/29/2012	A	25,094
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012	08/01/2012		582,140
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021	10/01/2012	A	1,383,979
660,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	07/29/2012	A	661,841
325,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016	08/04/2014	B	291,522
915,000	Monroe County, NY IDA (West End Business Center)	5.125	12/01/2014	12/17/2013	B	909,556
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	219,846
2,120,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2021	06/01/2021		2,413,217
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	A	690,657
330,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2024	06/01/2022	A	365,983
210,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2025	06/01/2022	A	230,918
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/20/2015	A	9,772,650
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A	21,230,125
205,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013	10/02/2012	B	206,470

20	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 7,800,000	Monroe, NY Newpower Corp.[1]	6.375%	01/01/2024	01/01/2013	A	$7,859,280
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2013	A	288,691
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013	A	1,002,524
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	11/01/2022		292,908
440,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019	09/21/2016	B	438,909
280,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016	11/01/2012	A	284,315
410,000	Nassau County, NY IDA (ALIA-CMA)	7.000	11/01/2016	11/01/2012	A	416,318
320,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016	11/01/2012	A	324,931
70,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016	11/01/2012	A	71,079
290,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016	11/01/2012	A	294,469
1,700,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	11/01/2022		1,659,812
1,170,000	Nassau County, NY IDA (CSMR)	6.000	12/01/2019	09/19/2016	B	1,167,098
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022	11/01/2022		195,272
525,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019	10/31/2015	A	526,307
210,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017	11/01/2017		210,071
16,985,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	06/01/2013	A	17,550,940
200,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	11/01/2022		195,272
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	567,910
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	11/01/2022		495,670
80,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017	11/01/2017		80,027
360,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019	09/16/2016	B	359,093
80,000	Nassau County, NY IDA, Series C	6.000	12/01/2019	10/25/2016	B	79,798
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	04/13/2024	B	19,174,680
75,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	78,574
45,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	47,144
50,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	52,383

21	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 50,000	Nassau, NY IDA (EBS North Hills LLC)	7.000%	11/01/2013	11/01/2012	A	$52,383
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	01/01/2013	A	13,102,631
5,230,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	12/18/2012	A	5,302,645
960,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	07/29/2012	A	962,794
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	07/29/2012	A	2,538,549
260,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350	01/20/2017	01/20/2017		270,332
400,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024	07/29/2012	A	405,608
900,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	04/09/2014	A	912,897
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2026	11/15/2012	C	7,849,045
9,535,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024	11/15/2012	A	9,617,096
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024	07/29/2012	A	12,624,798
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022	11/15/2012	A	1,174,918
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	01/12/2027	B	1,057,375
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	01/27/2031	B	888,158
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750	05/15/2029	07/29/2012	A	11,996,439
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021	11/15/2012	A	19,998
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000	06/15/2021	06/15/2015	A	2,214,817
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000	06/15/2022	06/15/2015	A	942,245
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000	06/15/2025	06/15/2015	A	214,770
1,000,000	Niagara Falls, NY Public Water Authority	5.500	07/15/2034	07/15/2015	A	1,042,430
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2026	05/01/2022	A	346,938
1,000,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2030	05/01/2022	A	1,076,830

22	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 4,875,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.429%[3]		04/01/2024	07/26/2012	A	$4,149,600
2,425,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.429	[3]	04/01/2024	07/04/2012	A	2,064,645
250,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.429	[3]	04/01/2024	07/26/2012	A	212,825
40,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000		04/01/2013	07/29/2012	A	40,040
60,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2016	07/29/2012	A	60,717
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2017	07/29/2012	A	3,384,973
10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2019	07/29/2012	A	10,120
18,405,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	07/29/2012	A	18,605,615
360,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019	07/29/2012	A	364,302
75,000	Niagara, NY Frontier Transportation Authority International Airport	5.000		04/01/2018	07/29/2012	A	75,022
1,145,000	North Babylon, NY Volunteer Fire Company	5.750		08/01/2022	07/29/2012	A	1,145,023
630,000	NY Capital District Youth Center[1]	6.000		02/01/2017	08/01/2012	A	632,495
65,000	NY Counties Tobacco Trust I1	5.875		06/01/2014	11/29/2012	A	64,996
4,670,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	07/29/2012	A	4,670,887
4,360,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	12/09/2018	B	4,273,280
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	12/25/2023	B	3,244,191
10,895,000	NY Counties Tobacco Trust II (TASC)[1]	5.250		06/01/2025	08/08/2012	B	10,542,220
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	09/29/2020	B	726,687
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2013	12/01/2012	A	1,054,926
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2014	06/01/2014		1,922,786
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	02/28/2027	B	641,232

23	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000%	06/01/2015	11/29/2012	A	$2,119,958
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	11/29/2012	A	2,329,744
7,760,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	08/23/2013	B	7,722,209
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	06/01/2013	A	18,584,473
2,610,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	01/15/2013	B	2,576,931
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/18/2018	B	4,123,144
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	06/01/2020	A	38,788,224
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	527,070
110,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.500	07/01/2012	07/01/2012		110,030
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	07/29/2012	A	26,118
5,000	NY MTA Commuter Facilities, Series B	5.000	07/01/2017	07/29/2012	A	5,233
50,000	NY MTA Commuter Facilities, Series B	5.125	07/01/2024	07/29/2012	A	52,404
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	07/29/2012	A	5,230
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A	380,919
20,000	NY MTA, Series A1	5.000	11/15/2020	11/15/2012	A	20,272
50,000	NY MTA, Series A1	5.000	11/15/2022	11/15/2012	A	50,719
54,445,000	NY MTA, Series A1	5.000	11/15/2025	11/15/2012	A	55,242,075
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A	12,082,651
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A	7,968,604
125,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	126,796
270,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	274,180
10,735,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	10,886,793
4,180,000	NY MTA, Series A1	5.125	11/15/2021	11/15/2012	A	4,240,443
25,075,000	NY MTA, Series A1	5.125	11/15/2031	11/15/2012	A	25,446,110
300,000	NY MTA, Series A1	5.250	11/15/2024	11/15/2012	A	304,743
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A	13,841,761
10,825,000	NY MTA, Series A1	5.250	11/15/2031	11/15/2012	A	10,992,355
1,150,000	NY MTA, Series A1	5.500	11/15/2019	11/15/2012	A	1,170,907
13,180,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	13,428,838
150,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	152,664
455,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	463,081

24	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 100,000	NY MTA, Series B1	5.000%	11/15/2023	11/15/2016	A	$114,496
5,000,000	NY MTA, Series B1	5.000	11/15/2025	11/15/2015	A	5,547,150
130,000	NY MTA, Series B1	5.000	11/15/2028	11/15/2013	A	136,349
16,500,000	NY MTA, Series B1	5.250	11/15/2025	11/15/2013	A	17,332,260
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A	7,496,125
13,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022	A	14,726,530
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022	A	11,263,000
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A	5,613,050
3,500,000	NY MTA, Series C1	5.000	11/15/2031	11/15/2022	A	3,929,135
5,000,000	NY MTA, Series D1	5.000	11/01/2024	11/01/2022	A	5,816,850
6,000,000	NY MTA, Series D2	5.000	11/15/2024	11/15/2017	A	6,517,560
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A	4,622,880
20,000,000	NY MTA, Series D2	5.000	11/15/2026	11/15/2022	A	22,926,800
25,000,000	NY MTA, Series D2	5.000	11/15/2027	11/15/2019	A	27,509,750
22,000,000	NY MTA, Series D2	5.000	11/15/2028	11/15/2022	A	24,921,820
20,000,000	NY MTA, Series D2	5.000	11/15/2029	11/15/2022	A	22,526,000
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,588,600
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A	13,522,328
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A	5,746,879
50,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	50,764
100,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	101,546
50,000	NY MTA, Series E1	5.500	11/15/2021	11/15/2012	A	50,798
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,347,610
8,990,000	NY MTA, Series F1	5.000	11/15/2031	11/15/2012	A	9,154,787
11,575,000	NY MTA, Series F1	5.000	11/15/2031	11/15/2012	A	11,787,170
35,000	NY New Hartford-Sunset Wood Funding Corp.	5.950	08/01/2027	08/01/2012	A	35,069
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	07/29/2012	A	4,205,582
2,735,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	07/29/2012	A	2,754,610
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A	10,853,700
8,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	06/01/2017	A	8,087,600
10,450,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	06/14/2015	B	10,676,661
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A	522,070
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A	2,317,991

25	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 1,415,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500%		06/01/2018	07/29/2012	A	$1,420,349
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2019	06/01/2013	A	21,452,020
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2020	06/01/2013	A	11,510,840
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2021	06/01/2013	A	19,249,264
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2021	11/15/2012	A	25,410
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2024	07/29/2012	A	40,154
4,525,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2025	01/01/2022	A	5,369,456
20,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2025	11/15/2012	A	20,312,000
24,890,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2026	11/15/2012	A	25,246,674
210,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	11/15/2013	A	221,323
2,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2032	11/15/2012	A	2,027,880
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	11/15/2018	A	1,127,960
200,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2022	11/15/2012	A	203,448
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2023	11/15/2012	A	10,172,400
2,720,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2030	11/15/2013	A	2,870,171
40,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.000		11/15/2020	11/15/2012	A	40,680
3,000,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.000		11/15/2027	11/15/2012	A	3,044,130
1,230,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.000		11/15/2032	11/15/2012	A	1,247,675
157,030,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/21/2015	B	156,287,248
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	06/05/2022	B	86,865,870
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	06/26/2028	B	11,033,480
160,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	07/29/2012	A	165,243
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	11/01/2012	A	10,021,200
45,175,000	NYC GO1	4.900	[3]	12/15/2028	12/15/2013	A	47,620,323
50,000,000	NYC GO1	4.950	[3]	12/15/2033	12/15/2013	A	52,742,500

26	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 5,000	NYC GO	5.000%	08/01/2015	07/29/2012	A	$5,019
200,000	NYC GO	5.000	08/01/2020	08/01/2014	A	219,448
225,000	NYC GO1	5.000	08/01/2020	08/01/2014	A	244,879
5,000	NYC GO1	5.000	08/01/2022	07/29/2012	A	5,019
500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	561,690
40,000	NYC GO1	5.000	09/15/2022	09/15/2013	A	42,320
29,000,000	NYC GO4	5.000	06/01/2023	06/01/2023		32,339,350
615,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	689,673
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	9,377,417
10,000,000	NYC GO4	5.000	08/15/2023	08/15/2023		10,877,539
4,945,000	NYC GO1	5.000	09/01/2023	09/01/2015	A	5,560,702
11,340,000	NYC GO4	5.000	12/01/2023	12/01/2023		12,465,835
21,015,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	23,952,687
2,000,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,246,280
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2014	A	3,994,341
10,000,000	NYC GO1	5.000	11/01/2025	11/01/2014	A	10,911,300
1,100,000	NYC GO1	5.000	08/01/2027	02/01/2022	A	1,284,910
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	22,038,700
3,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	3,486,270
485,000	NYC GO1	5.000	10/15/2029	10/15/2013	A	510,385
515,000	NYC GO	5.000	10/15/2029	10/15/2013	A	546,688
10,000,000	NYC GO1	5.000	04/01/2030	04/01/2015	A	10,975,300
1,000,000	NYC GO1	5.000	08/01/2030	08/01/2015	A	1,108,030
5,000	NYC GO	5.000	10/15/2033	10/15/2013	A	5,308
80,000	NYC GO1	5.000	10/15/2033	10/15/2013	A	83,604
35,000	NYC GO	5.125	08/01/2013	07/29/2012	A	35,147
5,000	NYC GO	5.125	08/01/2018	07/29/2012	A	5,019
10,000	NYC GO1	5.125	08/01/2022	07/29/2012	A	10,038
6,500,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	7,731,880
10,000	NYC GO	5.125	08/01/2025	07/29/2012	A	10,036
15,000	NYC GO	5.125	08/01/2025	07/29/2012	A	15,053
5,000	NYC GO	5.125	08/01/2025	07/29/2012	A	5,018
5,000	NYC GO1	5.250	08/01/2012	07/29/2012	A	5,021
5,000	NYC GO	5.250	08/01/2015	07/29/2012	A	5,020
10,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	10,277
15,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	15,375
5,720,000	NYC GO1	5.250	08/15/2024	08/15/2014	A	6,224,733
10,000	NYC GO1	5.250	06/01/2027	07/29/2012	A	10,037

27	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 110,000	NYC GO	5.250%	01/15/2028	01/15/2013	A	$113,018
110,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	112,668
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,850,900
80,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	82,213
2,105,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	2,158,972
5,000	NYC GO	5.300	08/01/2024	07/29/2012	A	5,019
70,000	NYC GO1	5.300	01/15/2026	01/15/2013	A	71,646
50,000	NYC GO1	5.375	03/01/2027	03/01/2013	A	51,750
55,000	NYC GO1	5.375	08/01/2027	07/29/2012	A	55,214
100,000	NYC GO1	5.500	08/01/2022	07/29/2012	A	100,415
70,000	NYC GO1	5.500	08/01/2022	07/29/2012	A	70,291
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	702,843
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	146,208
10,000	NYC GO1	5.500	02/15/2026	07/29/2012	A	10,040
5,000	NYC GO1	5.500	02/15/2026	07/29/2012	A	5,020
75,000	NYC GO1	5.500	06/01/2028	07/29/2012	A	75,311
15,000	NYC GO	5.500	11/15/2037	07/29/2012	A	15,062
30,000	NYC GO1	5.600	12/01/2013	12/01/2012	A	30,698
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	591,375
35,000	NYC GO	5.750	08/01/2018	08/01/2012	A	35,174
465,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	467,181
55,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	55,274
255,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	256,196
20,000	NYC GO	5.875	08/01/2015	07/29/2012	A	20,092
375,000	NYC GO1	5.875	06/01/2019	07/29/2012	A	376,688
85,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	85,434
5,365,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	5,390,752
5,000	NYC GO1	6.000	02/15/2024	07/29/2012	A	5,022
590,000	NYC GO	6.350	05/15/2014	07/29/2012	A	592,962
5,000	NYC GO	7.000	02/01/2018	07/29/2012	A	5,027
45,000	NYC GO1	7.750	08/15/2027	08/15/2012	A	45,408
198,697	NYC HDC (Bay Towers)	6.500	08/15/2017	07/29/2012	A	199,389
2,371,070	NYC HDC (East Midtown Plaza)	6.500	11/15/2018	07/29/2012	A	2,377,638
23,630	NYC HDC (Essex Terrace)	6.500	07/15/2018	07/29/2012	A	23,695
178,196	NYC HDC (Kingsbridge Arms)	6.500	08/15/2017	07/29/2012	A	178,832
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	5,150,297
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	2,016,519
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,549,320

28	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 565,000	NYC HDC (Multifamily Hsg.)[1]	5.050%	11/01/2023	11/01/2012	A	$567,701
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	32,745
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	544,077
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	269,441
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	5,113,538
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	227,722
150,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	07/29/2012	A	150,246
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,749,580
125,000	NYC HDC, Series A1	5.250	05/01/2030	05/01/2014	A	133,061
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015	A	2,301,385
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	13,016,153
35,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2023	02/15/2013	A	35,823
27,300,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	30,376,983
50,000	NYC Health & Hospital Corp. (HHC Capital Corp.)[1]	5.000	02/15/2023	02/15/2013	A	50,771
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	09/16/2023	B	9,105,592
5,770,000	NYC IDA (AIRIS JFK I/JFK International Airport)	6.000	07/01/2015	07/24/2012	A	5,777,674
650,000	NYC IDA (Beth Abraham Health Services)	6.000	02/15/2013	02/15/2013		656,676
270,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	05/23/2013	B	275,994
130,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	05/17/2013	B	132,886
490,000	NYC IDA (Calhoun School)	6.250	12/01/2016	01/19/2015	B	517,146
3,540,000	NYC IDA (Calhoun School)	6.250	12/01/2017	12/01/2012	A	3,559,789
375,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	12/20/2014	B	380,141
5,705,000	NYC IDA (Chapin School)	4.800	11/01/2018	07/16/2015	A	5,895,091
430,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/30/2014	B	440,582
330,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/20/2014	B	338,121
1,800,000	NYC IDA (Comprehensive Care Management)	5.750	08/01/2018	06/20/2014	A	1,825,812
1,955,000	NYC IDA (Comprehensive Care Management)	5.750	11/01/2018	06/20/2014	A	1,983,035
2,040,000	NYC IDA (Comprehensive Care Management)	5.750	05/01/2019	07/10/2014	A	2,063,399

29	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 595,000	NYC IDA (Family Support Systems)[5]	6.500%	11/01/2014	11/15/2013	B	$446,351
430,000	NYC IDA (Gourmet Boutique)	5.250	11/01/2013	04/28/2013	B	417,405
1,095,000	NYC IDA (Guttmacher Institute)	5.250	12/01/2016	11/17/2014	B	1,077,644
225,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	07/29/2012	A	225,675
560,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	07/29/2012	A	561,775
400,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	02/06/2016	A	401,768
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,933,510
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,403,395
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	743,636
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	2,928,067
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,031,280
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,257,348
485,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	11/17/2014	B	484,932
2,620,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	12/10/2014	B	2,680,915
310,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	01/05/2016	B	314,619
1,520,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	01/17/2016	B	1,542,648
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2012	A	255,438
670,000	NYC IDA (Metro Biofuels)	5.500	11/01/2013	05/08/2013	B	659,387
1,500,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	11/25/2014	A	1,552,260
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	07/29/2012	A	4,594,124
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	07/29/2012	A	5,873,152
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2013	A	818,830
400,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2019	01/15/2013	A	408,324
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	79,703
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2017	A	251,400

30	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 5,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000%	01/01/2026	01/01/2017	A	$5,007,950
3,285,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	01/01/2017	A	3,306,024
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	224,072
810,000	NYC IDA (Reece School)	6.500	12/01/2017	08/11/2015	B	824,839
2,710,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	05/29/2018	B	2,733,848
1,000,000	NYC IDA (Royal Charter NY Presbyterian)	5.750	12/15/2029	07/29/2012	A	1,023,890
4,400,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	07/29/2012	A	4,408,448
100,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	4.400	07/01/2012	07/01/2012		99,995
230,000	NYC IDA (Showman Fabricators)	7.125	11/01/2013	05/06/2013	B	226,407
30,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	02/04/2013	A	30,334
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/13/2021	B	192,698
715,000	NYC IDA (Stallion)	5.000	11/01/2016	10/17/2014	B	652,416
375,000	NYC IDA (Stallion)	5.500	11/01/2017	06/18/2015	B	347,366
1,170,000	NYC IDA (Studio School)	6.250	11/01/2018	01/29/2016	B	779,267
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	C	9,481,505
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	C	12,969,731
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019	01/01/2016	C	15,903,782
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020	01/01/2016	C	16,451,489
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	01/01/2016	C	10,454,633
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2024	01/01/2016	C	51,390,019
300,000	NYC IDA (The Child School)	7.000	06/01/2013	03/03/2013	B	305,688
105,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250	06/15/2017	07/29/2012	A	105,375
5,940,000	NYC IDA (Unicef)	5.050	11/01/2018	01/13/2016	B	5,855,652
825,000	NYC IDA (United Nations School)	6.350	12/01/2015	07/29/2012	A	828,267
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250	03/01/2023	03/01/2013	A	1,017,180
295,000	NYC IDA (Urban Resource Institute)	6.500	11/01/2013	05/05/2013	B	294,985
620,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2016	12/01/2016		652,327

31	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 1,940,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000%		12/01/2016	12/01/2016		$2,041,152
3,400,000	NYC IDA (Visy Paper)	7.800		01/01/2016	07/26/2012	A	3,405,474
765,000	NYC IDA (Vocational Instruction)[5]	7.250		02/01/2013	02/01/2013		693,694
3,430,000	NYC IDA (Yankee Stadium)[1]	2.973	[3]	03/01/2016	03/01/2013	A	3,407,568
700,000	NYC IDA (Yankee Stadium)[1]	3.093	[3]	03/01/2020	03/01/2020		656,649
8,655,000	NYC IDA (Yankee Stadium)[1,2]	3.143	[3]	03/01/2022	08/01/2012	A	7,852,422
6,350,000	NYC IDA (Yankee Stadium)[1]	3.153	[3]	03/01/2023	03/01/2023		5,610,289
195,000	NYC IDA (Yankee Stadium)[1]	3.163	[3]	03/01/2024	08/01/2012	A	167,852
200,000	NYC IDA (Yankee Stadium)[1]	3.173	[3]	03/01/2025	08/01/2012	A	168,760
985,000	NYC IDA (Yankee Stadium)[1]	3.183	[3]	03/01/2026	08/01/2012	A	814,989
1,000,000	NYC IDA (Yankee Stadium)[1]	3.193	[3]	03/01/2027	08/01/2012	A	814,100
3,840,000	NYC IDA (Yeled Yalda Early Childhood)	5.350		11/01/2017	06/20/2015	B	3,847,987
6,555,000	NYC IDA (YMCA of Greater New York)[1]	5.000		08/01/2036	08/01/2016	A	6,818,577
5,405,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021	07/29/2012	A	5,429,323
4,125,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	07/29/2012	A	4,145,584
300,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2025	06/15/2015	A	334,227
6,175,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2027	06/15/2015	A	6,879,506
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2016	A	5,593,800
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020	A	34,346,400
20,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2021	A	22,927,800
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2033	06/15/2022	A	5,732,550
8,195,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2034	06/15/2022	A	9,350,741
625,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2034	06/15/2013	A	648,713
6,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2017	A	6,650,220
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2015	A	11,059,000
40,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2034	07/29/2012	A	40,172
30,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2013	07/29/2012	A	30,977

32	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,615,000	NYC Municipal Water Finance Authority[1]	5.750%	06/15/2040	06/15/2018	A	$1,952,212
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	493,054
12,450,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	10/15/2014	A	13,575,480
100,000	NYC Transitional Finance Authority[1]	5.000	02/01/2031	02/01/2013	A	102,186
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	172,224
20,000,000	NYC Transitional Finance Authority[1]	5.500	11/01/2028	11/01/2015	A	22,428,600
7,010,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	07/15/2021	A	7,968,477
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	11,577,700
11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	13,578,678
2,675,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	3,087,351
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018	A	8,050,490
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,942,710
4,715,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	5,408,671
12,605,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2033	02/01/2014	A	13,373,149
8,920,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	05/01/2022	A	10,132,585
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	12,000,100
20,000	NYS DA (4201 School Programs)	5.000	07/01/2018	07/29/2012	A	20,073
10,000	NYS DA (4201 School Programs)[1]	5.000	07/01/2018	07/29/2012	A	10,029
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500	02/01/2041	07/29/2012	A	253,408
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	07/29/2012	A	25,095
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	07/29/2012	A	50,168
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	07/29/2012	A	65,218
100,000	NYS DA (Brooklyn Hospital Center)	5.100	02/01/2019	07/29/2012	A	100,298
260,000	NYS DA (Brooklyn Law School)[1]	5.125	07/01/2030	07/01/2013	A	269,968
20,000	NYS DA (Buena Vida Nursing Home)	5.000	07/01/2018	07/26/2012	A	20,075
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	78,905

33	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,300,000	NYS DA (Canisius College)[1]	5.000%	07/01/2022	07/01/2015	A	$1,348,399
400,000	NYS DA (Canisius College)[1]	5.250	07/01/2030	07/29/2012	A	400,372
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	07/29/2012	A	50,023
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	06/28/2017	B	50,002
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250	02/15/2023	02/15/2015	A	1,187,491
1,350,000	NYS DA (Chapel Oaks)	5.375	07/01/2017	07/29/2012	A	1,355,454
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	07/29/2012	A	3,296,679
270,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022	07/29/2012	A	270,410
25,000	NYS DA (D’Youville College)	4.700	07/01/2012	07/01/2012		25,005
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	378,567
30,000	NYS DA (Dept. of Health)	5.000	07/01/2028	07/29/2012	A	30,094
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	926,429
2,465,000	NYS DA (Ellis Hospital)	5.050	08/15/2024	08/15/2014	A	2,647,262
40,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015	07/29/2012	A	40,130
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	07/29/2012	A	150,290
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	07/29/2012	A	175,275
630,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	07/24/2012	A	632,174
50,000	NYS DA (Fordham University)	5.000	07/01/2014	07/29/2012	A	50,176
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028	07/29/2012	A	30,041
2,880,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	07/25/2012	A	2,885,789
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	07/29/2012	A	10,145,351
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	07/29/2012	A	50,047
85,000	NYS DA (Green Chimneys School)	5.500	07/01/2018	07/26/2012	A	86,828
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	07/29/2012	A	1,002,900
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,170,865
10,815,000	NYS DA (Hospital)[1]	6.450	08/15/2024	08/15/2012	A	10,883,351
2,140,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	07/01/2021		2,283,380
220,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)	5.125	07/01/2021	07/29/2012	A	222,416
100,000	NYS DA (Jewish Board of Family and Children’s Services)[1]	5.000	07/01/2023	07/01/2013	A	101,534

34	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 5,000	NYS DA (Jewish Home Lifecare Harry & Jeanette Weinberg Campus Bronx)	5.950%	02/01/2016	07/29/2012	A	$5,060
80,000	NYS DA (John T. Mather Memorial Hospital)	5.250	07/01/2015	07/22/2012	A	80,158
200,000	NYS DA (John T. Mather Memorial Hospital)	5.375	07/01/2019	07/29/2012	A	200,276
1,720,000	NYS DA (John T. Mather Memorial Hospital)	5.750	07/01/2025	07/29/2012	A	1,721,514
15,220,000	NYS DA (Kaleida Health)	5.050	02/15/2025	02/15/2014	A	15,743,264
105,000	NYS DA (L.I. University)[1]	5.000	09/01/2016	07/29/2012	A	105,263
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	07/29/2012	A	1,015,822
30,000	NYS DA (La Salle School)	5.000	07/01/2018	07/26/2012	A	30,093
520,000	NYS DA (Le Moyne College)	5.000	07/01/2018	07/26/2012	A	521,607
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,147,641
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029	08/01/2014	A	18,075,792
40,000	NYS DA (Manhattan College)	5.500	07/01/2014	07/29/2012	A	40,334
100,000	NYS DA (Manhattan College)	5.500	07/01/2019	07/29/2012	A	100,715
40,000	NYS DA (March of Dimes)	5.600	07/01/2012	07/01/2012		40,010
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A	645,049
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025	07/29/2012	A	15,025
5,000	NYS DA (Mental Health Services Facilities)[1]	5.000	08/15/2017	07/29/2012	A	5,017
30,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2023	07/29/2012	A	30,105
14,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A	14,828,940
5,000	NYS DA (Mental Health Services Facilities)[1]	5.250	08/15/2013	07/29/2012	A	5,019
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014	A	239,108
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	116,724
4,720,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	07/26/2012	A	4,735,812
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,792,759
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	217,340
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	171,210

35	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000%		07/01/2035	07/01/2017	A	$12,488,581
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000		01/15/2032	01/15/2018	A	5,319,200
1,265,000	NYS DA (New York & Presbyterian Hospital)[1]	5.250		02/15/2031	08/15/2014	A	1,367,111
350,000	NYS DA (New York Medical College)[1]	5.000		07/01/2021	07/29/2012	A	351,050
115,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2018	07/01/2014	A	121,044
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2024	07/01/2014	A	2,314,620
8,610,000	NYS DA (North General Hospital)[1]	5.000		02/15/2025	02/15/2013	A	8,703,591
4,525,000	NYS DA (North General Hospital)[1]	5.750		02/15/2015	02/15/2013	A	4,652,696
4,600,000	NYS DA (North General Hospital)[1]	5.750		02/15/2016	02/15/2013	A	4,723,372
5,665,000	NYS DA (North General Hospital)[1]	5.750		02/15/2019	02/15/2013	A	5,789,290
3,750,000	NYS DA (North General Hospital)[1]	5.750		02/15/2020	02/15/2013	A	3,826,725
770,000	NYS DA (Northeast Parent & Child)	5.500		07/01/2018	07/26/2012	A	771,278
7,000,000	NYS DA (NSLIJ/NSUH/LIJMC Obligated Group)[1]	5.000		05/01/2032	05/01/2021	A	7,727,580
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2020	07/01/2016	A	2,066,709
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	07/01/2017	A	21,816,446
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	07/01/2016	A	14,417,804
4,845,000	NYS DA (NYU Hospitals Center)[1]	5.250		07/01/2024	08/08/2016	A	5,256,680
50,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	07/01/2017	A	54,041
14,170,000	NYS DA (NYU)[1]	5.250		07/01/2027	07/01/2019	A	16,625,236
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2014	11/01/2014		1,165,148
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2015	11/01/2015		1,280,788
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	12/06/2024	B	2,853,277
6,800,000	NYS DA (Pace University)	2.000	[3]	07/01/2029	07/06/2012	A	6,800,000
23,000,000	NYS DA (Personal Income Tax)[1,2]	5.000		12/15/2027	12/15/2022	A	27,342,630
10,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2028	12/15/2022	A	11,799,000
15,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2029	12/15/2022	A	17,668,950
36,300,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2030	12/15/2022	A	42,403,845
22,920,000	NYS DA (Personal Income Tax)[1]	5.000		03/15/2031	09/15/2016	A	25,806,545
3,680,000	NYS DA (Providence Rest)	5.000		07/01/2021	07/13/2020	B	3,586,307
1,250,000	NYS DA (Providence Rest)	5.125		07/01/2030	08/06/2028	B	1,144,725
2,000,000	NYS DA (Providence Rest)	5.250		07/01/2025	01/23/2024	B	1,934,140

36	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 8,730,000	NYS DA (Rochester General Hospital)	5.000%	12/01/2025	12/01/2015	A	$8,855,363
2,150,000	NYS DA (Rochester Institute of Technology)[1]	6.000	07/01/2033	07/01/2018	A	2,501,418
100,000	NYS DA (School District Financing)[1]	4.750	10/01/2013	10/01/2012	A	101,081
4,145,000	NYS DA (School District Financing)[1]	5.000	10/01/2030	10/01/2012	A	4,188,647
865,000	NYS DA (School District Financing)[1]	5.250	10/01/2023	10/01/2012	A	874,870
21,000,000	NYS DA (School District Financing)[1]	5.375	10/01/2022	10/01/2012	A	21,225,540
290,000	NYS DA (School District Financing)[1]	5.500	10/01/2017	10/01/2012	A	293,057
70,000	NYS DA (School District Financing)[1]	5.500	10/01/2017	10/01/2012	A	70,811
14,805,000	NYS DA (School District Financing)[1]	5.750	10/01/2017	10/01/2012	A	14,985,917
5,300,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	10/01/2012	A	5,368,635
6,180,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	10/01/2012	A	6,255,272
100,000	NYS DA (School District Financing)[1]	6.500	10/01/2017	10/01/2012	A	101,412
1,300,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2022	10/01/2012	A	1,317,836
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A	16,056,785
20,000	NYS DA (Special Act School Districts)	5.250	07/01/2013	07/29/2012	A	20,078
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2015	07/29/2012	A	25,098
135,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	07/29/2012	A	135,493
320,000	NYS DA (Special Act School Districts)	5.875	07/01/2013	07/29/2012	A	321,309
15,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	07/29/2012	A	15,055
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	07/29/2012	A	928,561
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	08/15/2019	A	2,985,027
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	10/30/2018	A	3,067,300
5,250,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	07/29/2012	A	5,250,578
115,000	NYS DA (St. Barnabas Hospital)	5.000	02/01/2031	08/01/2012	A	115,371
3,500,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	08/01/2012	A	3,511,200
2,180,000	NYS DA (St. Barnabas Hospital)	5.350	08/01/2017	07/29/2012	A	2,186,998
150,000	NYS DA (St. John’s University)[1]	5.000	07/01/2013	07/29/2012	A	150,492
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A	3,222,750
4,530,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	07/26/2012	A	4,537,610
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,157,233

37	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$100,860,000	NYS DA (St. Luke’s Roosevelt Hospital)	4.800%	08/15/2025	08/07/2015	A	$107,381,608
45,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	07/29/2012	A	45,120
110,000	NYS DA (St. Thomas Aquinas College)	5.250	07/01/2028	07/29/2012	A	110,076
345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000	07/01/2020	07/29/2012	A	346,494
295,000	NYS DA (Suffern Free Library)[1]	5.000	07/01/2023	07/29/2012	A	296,277
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A	2,967,514
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	293,653
80,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	07/25/2012	A	80,318
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,834,393
2,150,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024	07/29/2012	A	2,154,472
1,700,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	07/29/2012	A	1,720,060
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)	5.000	07/01/2013	07/29/2012	A	374,492
5,000	NYS DA (Upstate Community Colleges)	5.000	07/01/2028	07/29/2012	A	5,015
70,000	NYS DA (Upstate Community Colleges)	5.000	07/01/2028	07/29/2012	A	70,207
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	2,053,323
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,250,884
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014	A	133,714
10,000	NYS DA (Vassar Brothers)[1]	5.375	07/01/2025	07/29/2012	A	10,035
10,000	NYS DA (W.K. Nursing Home)	5.950	02/01/2016	07/29/2012	A	10,034
50,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026	07/29/2012	A	50,111
50,000	NYS DA (White Plains Hospital)	5.375	02/15/2043	08/15/2014	A	53,968
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034	08/01/2012	A	2,534,675
2,040,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	07/01/2013	A	2,078,148
310,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)	5.250	07/01/2015	07/29/2012	A	310,834

38	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 230,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.250%	07/01/2016	07/29/2012	A	$230,561
235,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2018	07/29/2012	A	235,501
100,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2019	07/29/2012	A	100,191
285,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2013	07/29/2012	A	285,963
1,000,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/29/2012	A	1,004,070
20,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/29/2012	A	20,067
45,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/29/2012	A	45,164
250,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	07/29/2012	A	250,983
1,120,000	NYS DA (Wyckoff Heights Medical Center)	5.300	08/15/2021	07/29/2012	A	1,124,312
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	07/29/2012	A	26,360,942
1,415,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,566,971
40,570,000	NYS DA, Series B1	6.650	08/15/2030	08/15/2012	A	40,832,488
5,000	NYS EFC	5.600	09/15/2013	07/29/2012	A	5,022
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	07/29/2012	A	20,781
80,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2028	07/29/2012	A	80,295
2,960,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2028	06/15/2013	A	3,075,795
1,440,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	07/15/2033	07/15/2013	A	1,497,586
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	02/15/2034	08/15/2014	A	4,878,360
25,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250	06/15/2020	07/29/2012	A	25,102
980,000	NYS EFC (L.I. Water Corp.)[1]	5.250	08/01/2027	07/29/2012	A	980,990
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	06/15/2014	A	7,242,346
20,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.875	06/15/2014	07/29/2012	A	20,094
7,500,000	NYS EFC (NYS Water Services)[1]	5.950	01/15/2020	07/29/2012	A	7,596,000
910,000	NYS EFC (NYS Water Services)[1]	6.875	06/15/2014	07/29/2012	A	915,023

39	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 5,000	NYS EFC (Pollution Control)[1]	6.500%		06/15/2014	07/29/2012	A	$5,026
1,100,000	NYS EFC (Spring Valley Water Company)	5.650		11/01/2023	07/27/2012	A	1,104,653
10,000	NYS EFC (Spring Valley Water Company)[1]	6.150		08/01/2024	07/27/2012	A	10,046
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024	07/27/2012	A	5,827,434
37,235,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	07/29/2012	A	37,369,418
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[3]	04/01/2020	04/01/2013	A	3,011,250
120,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A	124,465
10,650,000	NYS ERDA (Con Ed)[1]	0.350	[3]	10/01/2036	10/01/2012	A	6,772,335
2,300,000	NYS ERDA (Con Ed)[1]	1.450	[3]	06/01/2036	06/01/2036		2,305,934
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/29/2012	A	5,259,266
13,845,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/29/2012	A	13,882,658
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/29/2012	A	4,752,893
1,295,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/29/2012	A	1,298,522
20,655,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	09/01/2012	A	20,714,693
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	09/01/2012	A	200,522
770,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	07/29/2012	A	771,209
1,275,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	05/09/2013	A	1,284,728
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A	3,460,568
550,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	09/28/2015	A	573,073
715,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	10/19/2015	A	731,974
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A	3,237,120
7,635,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	07/29/2012	A	7,669,358
40,000	NYS HFA (Hospital & Nursing Home)	5.500		11/01/2012	11/01/2012		40,604
65,000	NYS HFA (Hospital & Nursing Home)	5.500		11/01/2013	11/01/2013		68,944
10,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2013	11/01/2013		10,743
35,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2014	11/01/2014		39,492
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	07/29/2012	A	25,041
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	08/15/2012	A	345,776
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	07/29/2012	A	1,341,635

40	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 250,000	NYS HFA (Multifamily Hsg.)[1]	5.350%		08/15/2020	07/29/2012	A	$253,918
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	07/29/2012	A	304,026
40,000	NYS HFA (Multifamily Hsg.)[1]	5.400		02/15/2016	07/29/2012	A	40,086
1,025,000	NYS HFA (Multifamily Hsg.)[1]	5.550		08/15/2019	07/26/2012	A	1,028,987
1,160,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2019	07/29/2012	A	1,162,239
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2026	07/29/2012	A	1,241,612
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2033	08/15/2012	A	1,749,117
115,000	NYS HFA (Multifamily Hsg.)[1]	6.250		08/15/2025	07/29/2012	A	115,228
320,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	07/29/2012	A	335,766
10,000	NYS HFA (Multifamily Hsg.)	6.800		11/01/2014	07/29/2012	A	10,043
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850		11/01/2019	07/29/2012	A	90,304
115,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050		11/01/2012	07/29/2012	A	115,608
35,000	NYS HFA (Nonprofit Hsg.)	6.200		11/01/2012	07/29/2012	A	35,504
25,000	NYS HFA (Nonprofit Hsg.)	6.200		11/01/2013	07/29/2012	A	25,351
25,000	NYS HFA (Nursing Home & Health Care)[1]	5.100		11/01/2012	07/29/2012	A	25,074
2,535,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100		11/15/2023	11/28/2016	A	2,723,528
1,360,000	NYS HFA (Simeon Dewitt)[1]	8.000		11/01/2018	07/29/2012	A	1,397,563
195,000	NYS HFA (Tiffany Gardens)[1]	4.500		08/15/2015	03/05/2014	B	202,695
40,000,000	NYS HFA, Series A	0.950	[3]	11/01/2041	07/06/2012	A	40,000,000
1,550,000	NYS HFA, Series A	6.100		11/01/2015	07/29/2012	A	1,557,130
350,000	NYS HFA, Series A1	6.125		11/01/2020	07/29/2012	A	350,837
110,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016	07/29/2012	A	110,561
45,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016	07/29/2012	A	45,333
25,000	NYS Municipal Bond Bank Agency (Buffalo)	5.250		05/15/2031	07/29/2012	A	25,085
1,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250		06/01/2017	06/01/2013	A	1,784,180
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250		12/01/2019	06/01/2013	A	11,170,530
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500		06/01/2015	06/01/2013	A	3,064,956
10,000,000	NYS Thruway Authority[2]	5.000		01/01/2027	01/01/2022	A	11,390,500
10,000,000	NYS Thruway Authority[2]	5.000		01/01/2028	01/01/2022	A	11,338,100
15,000,000	NYS Thruway Authority[2]	5.000		01/01/2029	01/01/2022	A	16,929,000
100,000	NYS Thruway Authority[1]	5.000		04/01/2029	04/01/2019	A	113,550
10,000,000	NYS Thruway Authority[2]	5.000		01/01/2030	01/01/2022	A	11,216,900
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2020	07/01/2014	A	4,255,920

41	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,000,000	NYS UDC (Subordinated Lien)[1]	5.125%	07/01/2021	07/01/2014	A	$1,060,320
4,145,000	NYS UDC (Subordinated Lien)	5.500	07/01/2016	07/25/2012	A	4,162,036
6,750,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022	07/29/2012	A	6,773,220
6,810,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026	07/29/2012	A	6,834,107
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020		3,620,880
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,758,790
70,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	05/29/2016	B	69,936
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	09/01/2012	A	1,196,438
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	07/29/2012	A	1,620,152
645,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015	07/29/2012	A	647,786
440,000	Onondaga County, NY IDA (Le Moyne College)	5.500	03/01/2014	07/29/2012	A	441,289
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,130,590
100,000	Orange County, NY IDA (Crystal Run Village)	4.750	07/01/2016	07/01/2016		94,817
165,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016	07/29/2012	A	165,653
3,505,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	07/29/2012	A	3,548,848
1,300,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	07/29/2012	A	1,316,263
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	07/29/2012	A	1,901,850
520,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	07/29/2012	A	522,070
710,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2012	A	713,933
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	11/01/2012	A	3,644,756
25,000	Plattsburgh, NY Fire District No. 3	6.250	10/15/2014	10/15/2012	A	25,432
750,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	07/29/2012	A	768,758
96,345,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	07/29/2012	A	96,367,159
43,220,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	07/29/2012	A	43,225,619
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)	5.900	12/01/2017	07/29/2012	A	67,859,193

42	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250%	12/01/2014	12/01/2014		$19,276,972
39,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	42,042,780
29,175,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	09/29/2012	A	29,171,791
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012	07/29/2012	A	10,040
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	07/29/2012	A	100,391
160,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2014	07/29/2012	A	160,662
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	07/29/2012	A	55,228
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018	07/29/2012	A	30,074
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019	07/29/2012	A	1,700,085
40,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021	07/29/2012	A	40,120
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	07/29/2012	A	265,795
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024	07/29/2012	A	325,975
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025	07/29/2012	A	100,305
60,000	Port Authority NY/NJ, 124th Series	5.000	08/01/2031	07/29/2012	A	60,174
25,000	Port Authority NY/NJ, 125th Series[1]	5.000	10/15/2025	07/15/2012	A	25,304
15,000	Port Authority NY/NJ, 125th Series[1]	5.000	10/15/2027	07/15/2012	A	15,182
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2013	A	10,434
25,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2029	09/01/2013	A	26,399
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	20,267,994
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	383,429
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	6,279,113
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	15,358,030
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,520,500
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	10,821,800
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	19,404,492
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,513,910
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	281,535
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	6,704,788
7,080,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2019	10/15/2019		8,481,840
11,870,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2024	04/01/2022	A	13,784,868
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	8,082,649
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,314,000
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	3,026,058
1,050,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	07/29/2012	A	1,052,688
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,248,756

43	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 4,555,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000%	03/01/2036	03/01/2016	A	$4,706,545
235,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	07/29/2012	A	235,235
265,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	07/29/2012	A	265,246
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	07/29/2012	A	50,091
1,175,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2025		1,126,919
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	04/02/2026	B	1,298,371
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	241,208
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,174,307
4,500,000	Rockland County, NY GO	3.750	06/28/2013	06/28/2013		4,545,270
25,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	07/29/2012	A	25,094
6,860,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	10/26/2013	B	6,733,913
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	07/29/2012	A	55,124
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		536,000
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	07/29/2012	A	3,731,556
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	07/29/2012	A	6,548,306
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012	A	3,470,887
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		53,577
5,000	SONYMA, Series 101[1]	5.250	04/01/2022	07/29/2012	A	5,007
4,550,000	SONYMA, Series 101[1]	5.350	10/01/2026	07/29/2012	A	4,555,824
5,000	SONYMA, Series 105[1]	4.250	10/01/2017	07/29/2012	A	5,009
15,000,000	SONYMA, Series 113[1]	5.250	10/01/2034	04/01/2014	A	15,467,250
5,000,000	SONYMA, Series 116	4.300	10/01/2019	04/01/2014	A	5,166,300
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015	A	829,686
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	616,256

44	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 7,995,000	SONYMA, Series 29[4]	5.450%	10/01/2031	10/01/2031		$8,062,680
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	07/29/2012	A	400,620
540,000	SONYMA, Series 31[1]	5.300	10/01/2031	07/29/2012	A	540,497
1,305,000	SONYMA, Series 44[1]	4.000	10/01/2021	10/01/2019	A	1,387,985
7,950,000	SONYMA, Series 69[1]	5.500	10/01/2028	07/29/2012	A	7,958,825
35,000	SONYMA, Series 70[1]	5.375	10/01/2017	07/29/2012	A	35,091
2,235,000	SONYMA, Series 71[1]	5.400	04/01/2029	07/29/2012	A	2,237,727
170,000	SONYMA, Series 73-A1	5.300	10/01/2028	07/29/2012	A	170,162
28,270,000	SONYMA, Series 77[1]	5.150	04/01/2029	07/29/2012	A	28,295,726
705,000	SONYMA, Series 79[1]	5.300	04/01/2029	07/29/2012	A	705,677
35,000	SONYMA, Series 82[1]	5.650	04/01/2030	07/29/2012	A	35,042
105,000	SONYMA, Series 98[1]	5.050	10/01/2017	07/29/2012	A	105,263
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	424,162
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	442,738
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	320,073
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	328,668
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	342,960
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	351,710
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	365,866
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	380,710
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	A	1,173,564
2,730,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	06/02/2015	B	2,545,179
13,225,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	07/01/2021	A	14,838,318
465,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	06/01/2024	A	469,515
13,050,000	Suffolk County, NY GO	2.000	07/12/2012	07/12/2012		13,055,481
380,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016	06/01/2013	A	384,180
460,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	07/17/2015	B	460,156
115,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	05/01/2015	B	115,039
200,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	12/23/2018	B	195,272
110,000	Suffolk County, NY IDA (ALIA-IGHL)	6.500	12/01/2013	06/09/2013	B	112,373

45	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950%	11/01/2022	11/28/2019	B	$292,908
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	03/31/2019	B	292,908
215,000	Suffolk County, NY IDA (ALIA-WORCA)	7.000	06/01/2016	06/01/2013	A	217,365
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	02/13/2017	B	298,101
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	02/13/2017	B	298,101
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	02/16/2017	B	298,101
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	06/01/2026		1,075,334
1,065,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2018	06/01/2016	A	1,068,344
3,180,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	07/29/2012	A	3,181,749
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)	7.125	11/01/2049	11/01/2012	A	12,072,000
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)	7.125	11/01/2049	11/01/2012	A	24,279,751
90,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015	05/12/2014	B	90,481
320,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	03/09/2015	A	322,611
2,185,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	03/08/2015	A	2,202,830
600,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	02/17/2017	B	596,202
205,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014	11/19/2012	A	211,556
240,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	09/01/2012	A	241,702
250,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/30/2014	B	259,048
90,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/01/2012	A	90,280
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A	755,300
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A	1,069,180
500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A	532,095
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A	762,487

46	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250%	03/01/2021	03/01/2015	A	$1,054,320
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500	01/01/2023	04/23/2019	B	1,649,852
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015	06/02/2014	B	507,177
335,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015	02/17/2014	B	334,672
25,000	Suffolk County, NY IDA (South Country Library)[1]	4.750	01/01/2019	07/29/2012	A	25,055
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020	02/06/2017	B	198,734
500,000	Suffolk County, NY IDA (WORCA)	6.000	10/01/2020	02/21/2017	B	496,835
25,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2017	09/01/2012	A	25,881
50,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2020	09/01/2012	A	51,713
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	09/01/2012	A	31,014
25,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2021	08/22/2017	B	24,427
450,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	07/29/2012	A	450,455
975,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018	07/29/2012	A	1,001,627
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024	07/29/2012	A	2,001,420
95,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033	07/29/2012	A	95,196
375,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	08/01/2012	A	388,673
20,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	09/01/2020	A	22,545,472
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021	A	1,096,610
10,000	Ulster County, NY GO1	5.400	11/15/2013	11/15/2012	A	10,193
10,000	Ulster County, NY GO1	5.400	11/15/2015	11/15/2012	A	10,193
25,000	Ulster County, NY GO1	5.500	11/15/2012	11/15/2012		25,501
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016	03/01/2016		169,812
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	03/01/2016	A	174,293
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018	03/01/2016	A	184,034
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	01/25/2029	B	322,117
70,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	11/16/2016	D	69,451
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	09/21/2027	B	752,719

47	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 10,445,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750%	06/01/2030	09/29/2020	B	$10,327,807
50,000	Utica, NY GO1	5.000	06/15/2021	06/15/2013	A	52,249
125,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.375	07/15/2019	07/29/2012	A	125,460
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400	07/15/2030	07/29/2012	A	75,128
20,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2016	07/26/2012	A	20,076
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029	07/29/2012	A	25,046
3,000,000	Utica, NY IDA (Utica College Civic Facility)	6.850	12/01/2031	12/01/2012	A	3,063,810
100,000	Westchester County, NY GO1	5.375	12/15/2012	12/15/2012		102,398
50,000	Westchester County, NY GO1	5.375	12/15/2013	12/15/2012	A	51,107
3,730,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2021	11/01/2021		4,278,870
60,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014	04/02/2013	B	61,319
295,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012	08/01/2012		295,472
705,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	10/01/2012	A	707,968
280,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)	5.500	12/01/2015	12/01/2012	A	286,314
1,865,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	07/29/2012	A	1,866,548
85,000	Westchester County, NY IDA (Westchester Airport Assoc.)	5.850	08/01/2014	07/29/2012	A	85,313
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	07/29/2012	A	691,235
100,000	Westchester County, NY IDA (Winward School)	5.200	10/01/2021	07/29/2012	A	100,129
5,595,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	07/05/2012	B	5,582,635
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	05/30/2018	B	10,541,426
85,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	10/22/2019	B	86,034
2,000,000	Wyandanch, NY Union Free High School District[2]	3.250	06/28/2013	06/28/2013		2,010,460
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	05/05/2020	A	1,030,160
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,238,680

48	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,000,000	Yonkers, NY GO1	5.000%	10/01/2024	10/01/2021	A	$1,104,920
60,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	07/29/2012	A	60,106
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	07/29/2012	A	295,484
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015	A	1,509,257
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	1,425,238
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	681,030
1,115,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	07/24/2012	A	1,116,606
						4,013,584,570
U.S. Possessions—27.1%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,432,053
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,130,740
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		208,900
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		2,993,056
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,594,902
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,584,666
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022	A	1,309,488
6,000,000	Guam Government Business Privilege[1]	5.000	01/01/2032	01/01/2022	A	6,512,580
5,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	07/01/2020	A	5,134,700
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	51,198
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2013	A	10,116
25,000	Guam International Airport Authority[1]	5.250	10/01/2016	10/01/2013	A	25,808
50,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	51,499
1,390,000	Guam Power Authority, Series A1	5.000	10/01/2018	07/29/2012	A	1,390,361
75,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/29/2012	A	75,013
230,000	Guam Power Authority, Series A	5.250	10/01/2013	07/29/2012	A	230,531
15,000	Guam Power Authority, Series A	5.250	10/01/2013	07/29/2012	A	15,035

49	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 50,000	Guam Power Authority, Series A1	5.250%		10/01/2014	07/29/2012	A	$50,029
655,000	Guam Power Authority, Series A	5.250		10/01/2023	07/29/2012	A	655,026
710,000	Guam Power Authority, Series A	5.250		10/01/2023	07/29/2012	A	710,028
40,000	Guam Power Authority, Series A1	5.250		10/01/2034	07/29/2012	A	40,004
185,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	04/13/2018	B	174,313
9,150,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2022	A	9,831,035
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100		05/15/2013	07/29/2012	A	375,915
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250		05/15/2014	07/29/2012	A	200,436
206,395,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	11/15/2012	A	206,382,616
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	11/15/2012	A	68,869,490
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/15/2012	A	30,752,232
100,000	Puerto Rico Commonwealth GO1	4.425	[3]	07/01/2021	01/01/2013	A	90,790
17,500,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2012	A	17,894,625
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	07/29/2012	A	25,005
2,660,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/29/2012	A	2,660,505
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	07/05/2014	B	7,409,570
880,000	Puerto Rico Commonwealth GO1	5.250		07/01/2018	07/01/2013	A	924,299
900,000	Puerto Rico Commonwealth GO1	5.250		07/01/2019	07/01/2013	A	945,774
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2014	A	527,790
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2014	A	2,560,175
1,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2016	A	1,981,091
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2014	A	5,040,312
4,575,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	07/01/2014	A	4,790,757
11,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	07/01/2013	A	11,553,740
14,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2013	A	15,216,498
21,785,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2016	A	23,060,512
9,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	07/01/2016	A	10,283,715
15,000	Puerto Rico Commonwealth GO1	5.250		07/01/2029	07/01/2017	A	15,368
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	07/01/2017	A	5,115,800
2,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	07/01/2016	A	2,893,818
14,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2017	A	15,006,060
11,735,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2016	A	11,901,872
1,400,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2021	A	1,466,122

50	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 3,000,000	Puerto Rico Commonwealth GO1	5.500%		07/01/2019	07/01/2019		$3,374,880
13,100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2023	07/01/2018	A	13,977,831
1,320,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,471,246
10,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016	A	10,975,800
1,950,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	2,196,461
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	07/01/2020	A	31,516,752
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2023	07/01/2020	A	12,027,834
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	07/01/2020	A	12,523,066
12,095,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	07/01/2020	A	13,139,161
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	07/01/2020	A	25,647,840
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2020	A	35,686,138
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	5,212,642
5,000,000	Puerto Rico Electric Power Authority, Series JJ1	5.375		07/01/2017	07/01/2017		5,678,950
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2025	07/01/2018	A	13,566,375
85,000	Puerto Rico HFA[1]	5.000		12/01/2020	12/01/2013	A	89,061
125,000	Puerto Rico HFC[1]	5.100		12/01/2018	12/01/2012	A	125,163
5,400,000	Puerto Rico Highway & Transportation Authority[1]	3.771	[3]	07/01/2028	07/01/2028		4,539,294
100,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2013	A	101,451
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	01/01/2013	A	91,071
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	01/01/2013	A	50,284
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	01/01/2013	A	425,723
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	07/01/2013	A	90,302
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2014	01/01/2013	A	45,841
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	444,907
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	07/01/2013	A	240,773

51	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2021	07/01/2013	A	$5,292,811
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2013	A	8,354,615
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	07/29/2012	A	7,017,850
2,145,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2018	07/01/2013	A	2,252,979
785,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	824,517
390,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	401,232
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2014	A	104,810
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2015	A	4,556,941
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2015	A	11,446,160
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2015	A	12,664,977
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2015	A	13,127,105
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2015	A	14,938,588
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2015	A	17,163,195
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027	07/01/2015	A	1,026,490
160,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	07/29/2012	A	160,360
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2016	A	831,636
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		5,647,200
17,500,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	20,081,075
145,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/11/2013	B	149,560
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	07/19/2017	A	1,109,723
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	2,628,750
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023		4,792,853
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2016	04/01/2016		2,716,075
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017		2,172,260

52	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000%	04/01/2018	04/01/2018		$1,247,666
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		1,248,973
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		684,801
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		680,622
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	07/29/2012	A	34,743,249
35,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015	07/23/2012	A	35,114
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	17,621,120
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	07/29/2012	A	75,289
615,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015	07/29/2012	A	617,534
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.500	11/15/2020	07/29/2012	A	2,008,440
100,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2015	07/29/2012	A	100,318
155,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022	07/29/2012	A	155,167
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	07/29/2012	A	2,575,747
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	01/01/2013	A	2,228,106
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	01/01/2013	A	2,253,541
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2013	A	2,385,803
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2013	A	361,177
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2013	A	1,907,625
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2015	A	9,674,010
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2015	A	10,253,000
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	07/29/2012	A	305,881
70,000	Puerto Rico Municipal Finance Agency, Series B	5.750	08/01/2012	07/29/2012	A	70,291
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	07/29/2012	A	25,078

53	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 545,000	Puerto Rico Public Buildings Authority[1]	5.125%	07/01/2024	07/29/2012	A	$545,262
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	07/01/2014	A	14,427,227
5,000,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		5,577,450
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2017	A	2,191,222
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2017	A	3,391,287
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026	07/01/2017	A	13,723,592
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035	07/01/2017	C	1,382,000
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	C	1,563,912
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	9,643,366
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	33,672,216
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019	07/11/2012	A	826,403
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	225,354,624
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	20,084,520
2,100,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,293,116
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	78,934,203
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2016	A	4,172,045
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2016	A	2,802,195
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2016	A	7,794,123
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2016	A	8,825,465
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2016	A	3,824,011
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	06/01/2016	A	5,707,829
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2016	A	3,667,516
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2016	A	8,681,979
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2016	A	102,658
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	06/01/2016	A	303,339
70,000	V.I. HFA, Series A	6.500	03/01/2025	07/29/2012	A	70,091
25,000	V.I. Port Authority, Series A1	5.000	09/01/2023	07/29/2012	A	25,031
2,705,000	V.I. Port Authority, Series A1	5.250	09/01/2018	07/29/2012	A	2,711,249

54	LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2023	10/01/2016	A	$3,568,595
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016	A	905,743
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	3,894,347
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	1,813,921
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A	52,525
830,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2031	10/01/2014	A	857,373
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020	A	1,469,286
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A	1,139,522
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	726,745
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A	1,077,210
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A	2,105,620
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A	2,105,620
11,005,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	07/29/2012	A	11,041,977
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019	A	700,797
2,000,000	V.I. Public Finance Authority, Series B1	5.000	10/01/2025	10/01/2019	A	2,158,060
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A	21,597
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.950	05/15/2014	07/29/2012	A	80,221
980,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	02/14/2013	B	959,332
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	06/10/2018	B	1,289,002
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	07/01/2013	A	230,902
4,250,000	V.I. Water & Power Authority	5.500	07/01/2017	07/29/2012	A	4,259,393
						1,424,870,847
Total Investments, at Value (Cost $5,314,164,529)—103.6%						5,438,455,417
Liabilities in Excess of Other Assets—(3.6)						(189,732,040)

Net Assets—100.0%						$5,248,723,377

55	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

*June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See Note 1 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency

IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIJMC	Long Island Jewish Medical Center
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Development Corporation

56	LIMITED TERM NEW YORK MUNICIPAL FUND

USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults

YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.

57	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    June 29, 20121 (Unaudited)

Assets
Investments, at value (cost $5,314,164,529)—see accompanying statement of investments	$5,438,455,417
Receivables and other assets:
Investments sold	184,497,618
Interest	73,329,630
Shares of beneficial interest sold	16,918,064
Other	565,684
Total assets	5,713,766,413
Liabilities
Bank overdraft	2,611,650
Payables and other liabilities:
Investments purchased (including $214,932,071 purchased on a when-issued or delayed delivery basis)	227,021,000
Payable on borrowings (See Note 6)	184,100,000
Payable for short-term floating rate notes issued (See Note 1)	41,970,000
Shares of beneficial interest redeemed	4,933,260
Dividends	2,317,982
Distribution and service plan fees	1,000,314
Trustees’ compensation	749,963
Transfer and shareholder servicing agent fees	127,182
Shareholder communications	23,582
Interest expense on borrowings	18,641
Other	169,462
Total liabilities	465,043,036
Net Assets	$5,248,723,377
Composition of Net Assets
Paid-in capital	$5,193,824,314
Accumulated net investment loss	(8,165,436)
Accumulated net realized loss on investments	(61,226,389)
Net unrealized appreciation on investments	124,290,888
Net Assets	$5,248,723,377

58	LIMITED TERM NEW YORK MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,602,691,816 and 1,067,760,606 shares of beneficial interest outstanding)	$3.37
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.45
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,356,216 and 9,899,407 shares of beneficial interest outstanding)	$3.37
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,458,586,671 and 434,290,272 shares of beneficial interest outstanding)	$3.36
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $154,088,674 and 45,661,072 shares of beneficial interest outstanding)	$3.37

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

59	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Six Months Ended June 29, 20121 (Unaudited)

Investment Income
Interest	$115,356,309
Expenses
Management fees	9,826,163
Distribution and service plan fees:
Class A	4,195,814
Class B	169,615
Class C	6,942,815
Transfer and shareholder servicing agent fees:
Class A	455,578
Class B	18,032
Class C	267,610
Class Y	22,548
Shareholder communications:
Class A	25,491
Class B	1,365
Class C	11,313
Class Y	1,979
Accounting service fees	743,231
Borrowing fees	520,625
Interest expense and fees on short-term floating rate notes issued (See Note 1)	328,790
Trustees’ compensation	36,822
Interest expense	29,618
Custodian fees and expenses	16,471
Administration service fees	750
Other	130,033
Total expenses	23,744,663
Net Investment Income	91,611,646
Realized and Unrealized Gain
Net realized gain on investments	3,537,523
Net change in unrealized appreciation/depreciation on investments	80,784,211
Net Increase in Net Assets Resulting from Operations	$175,933,380

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

60	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 29, 2012[1] (Unaudited)	Year Ended December 30, 2011[1]
Operations
Net investment income	$91,611,646	$180,339,948
Net realized gain	3,537,523	1,519,760
Net change in unrealized appreciation/depreciation	80,784,211	129,407,671
Net increase in net assets resulting from operations	175,933,380	311,267,379
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(70,253,566)	(136,160,143)
Class B	(564,136)	(1,349,775)
Class C	(23,583,554)	(46,086,400)
Class Y	(2,752,052)	(505,405)
	(97,153,308)	(184,101,723)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	294,106,278	43,327,434
Class B	(2,410,039)	(9,274,385)
Class C	117,290,222	(10,011,299)
Class Y	97,930,854	54,145,454
	506,917,315	78,187,204
Net Assets
Total increase	585,697,387	205,352,860
Beginning of period	4,663,025,990	4,457,673,130
End of period (including accumulated net investment loss of $8,165,436 and $2,623,774, respectively)	$5,248,723,377	$4,663,025,990

1. June 29, 2012 and December 30, 2011 represents the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

61	LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS    For the Six Months Ended June 29, 20121 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$175,933,380
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(823,921,057)
Proceeds from disposition of investment securities	308,038,356
Short-term investment securities, net	(162,401,615)
Premium amortization	15,490,520
Discount accretion	(491,387)
Net realized gain on investments	(3,537,523)
Net change in unrealized appreciation/depreciation on investments	(80,784,211)
Change in assets:
Increase in other assets	(301,421)
Increase in interest receivable	(3,082,679)
Increase in receivable for securities sold	(161,622,618)
Change in liabilities:
Increase in payable for securities purchased	209,809,303
Decrease in other liabilities	(15,446)
Net cash used in operating activities	(526,886,398)
Cash Flows from Financing Activities
Proceeds from bank borrowings	367,500,000
Payments on bank borrowings	(201,100,000)
Payments on short-term floating rate notes issued	(53,870,000)
Proceeds from shares sold	849,544,969
Proceeds from bank overdraft	2,611,650
Payments on shares redeemed	(427,630,964)
Cash distributions paid	(12,061,850)
Net cash provided by financing activities	524,993,805
Net decrease in cash	(1,892,593)
Cash, beginning balance	1,892,593
Cash, ending balance	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $82,773,476.
Cash paid for interest on bank borrowings—$12,528.
Cash paid for interest on short-term floating rate notes issued—$328,790.

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

62	LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class A	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.22	$3.25	$2.85	$3.32	$3.40
Income (loss) from investment operations:
Net investment income[2]	.07	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.05	.10	(.03)	.40	(.47)	(.08)
Total from investment operations	.12	.24	.11	.54	(.33)	.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.14)	(.14)	(.14)	(.14)
Net asset value, end of period	$3.37	$3.32	$3.22	$3.25	$2.85	$3.32
Total Return, at Net Asset Value[3]	3.63%	7.76%	3.51%	19.45%	(10.18)%	1.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,602,692	$3,253,871	$3,121,033	$2,801,988	$2,355,062	$2,745,029
Average net assets (in thousands)	$3,415,163	$3,074,407	$3,000,461	$2,558,997	$2,765,248	$2,721,428
Ratios to average net assets:[4]
Net investment income	3.92%	4.34%	4.35%	4.50%	4.55%	4.18%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%	0.72%	0.72%	0.75%	0.74%	0.71%
Interest and fees from borrowings	0.02%	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%	0.21%
Total expenses	0.74%	0.77%	0.79%	1.05%	0.93%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%	0.77%	0.79%	1.05%	0.93%	0.95%
Portfolio turnover rate	7%	15%	14%	12%	19%	18%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

63	LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class B	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.22	$3.25	$2.85	$3.32	$3.40
Income (loss) from investment operations:
Net investment income[2]	.05	.11	.12	.11	.12	.11
Net realized and unrealized gain (loss)	.06	.10	(.03)	.41	(.47)	(.08)
Total from investment operations	.11	.21	.09	.52	(.35)	.03
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.12)	(.12)	(.12)	(.12)	(.11)
Net asset value, end of period	$3.37	$3.31	$3.22	$3.25	$2.85	$3.32
Total Return, at Net Asset Value[3]	3.51%	6.52%	2.62%	18.39%	(10.90)%	0.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,356	$35,183	$43,448	$59,451	$ 90,497	$228,022
Average net assets (in thousands)	$34,099	$37,587	$49,788	$71,243	$157,158	$272,855
Ratios to average net assets:[4]
Net investment income	3.09%	3.48%	3.50%	3.64%	3.72%	3.38%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.55%	1.59%	1.58%	1.66%	1.54%	1.51%
Interest and fees from borrowings	0.02%	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%	0.21%
Total expenses	1.58%	1.64%	1.65%	1.96%	1.73%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.64%	1.65%	1.96%	1.73%	1.75%
Portfolio turnover rate	7%	15%	14%	12%	19%	18%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

64	LIMITED TERM NEW YORK MUNICIPAL FUND

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class C	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.30	$3.21	$3.24	$2.84	$3.31	$3.39
Income (loss) from investment operations:
Net investment income[2]	.05	.12	.12	.12	.12	.11
Net realized and unrealized gain (loss)	.07	.09	(.03)	.40	(.47)	(.08)
Total from investment operations	.12	.21	.09	.52	(.35)	.03
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.12)	(.12)	(.11)
Net asset value, end of period	$3.36	$3.30	$3.21	$3.24	$2.84	$3.31
Total Return, at Net Asset Value[3]	3.57%	6.65%	2.74%	18.63%	(10.89)%	0.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,458,586	$1,319,078	$1,293,192	$1,137,285	$919,680	$1,052,153
Average net assets (in thousands)	$1,396,958	$1,251,673	$1,250,552	$1,021,648	$1,054,502	$1,076,271
Ratios to average net assets:[4]
Net investment income	3.16%	3.58%	3.59%	3.75%	3.78%	3.40%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.49%	1.48%	1.50%	1.51%	1.49%
Interest and fees from borrowings	0.02%	0.03%	0.04%	0.26%	0.09%	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%	0.21%
Total expenses	1.51%	1.54%	1.55%	1.80%	1.70%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.51%	1.54%	1.55%	1.80%	1.70%	1.73%
Portfolio turnover rate	7%	15%	14%	12%	19%	18%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

65	LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

Class Y	Six Months Ended June 29, 2012[1] (Unaudited)	Period Ended December 30, 2011[1,2]

Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.18
Income (loss) from investment operations:
Net investment income[3]	.07	.11
Net realized and unrealized gain	.05	.14
Total from investment operations	.12	.25
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.11)
Net asset value, end of period	$3.37	$3.32
Total Return, at Net Asset Value[4]	3.76%	7.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,089	$54,894
Average net assets (in thousands)	$128,935	$15,811
Ratios to average net assets:[5]
Net investment income	4.14%	4.37%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.47%	0.46%
Interest and fees from borrowings	0.02%	0.03%
Interest and fees on short-term floating rate notes issued[6]	0.01%	0.02%
Total expenses	0.50%	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.51%
Portfolio turnover rate	7%	15%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. For the period from March 30, 2011 (inception of offering) to December 30, 2011.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

66	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    June 29, 2012 / Unaudited

1. Significant Accounting Policies

Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares. Class B shares are no longer offered for new purchase after June 29, 2012. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility

67	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$214,932,071

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

68	LIMITED TERM NEW YORK MUNICIPAL FUND

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The

69	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the

70	LIMITED TERM NEW YORK MUNICIPAL FUND

short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $21,750,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $63,745,404 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $41,970,000 in short-term floating rate securities issued and outstanding at that date.

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	NYC GO DRIVERS	13.477%	8/15/23	$4,212,539
3,780,000	NYC GO DRIVERS	13.483	12/1/23	4,905,835
7,250,000	NYC GO ROLs[3]	17.893	6/1/23	10,589,350
2,000,000	SONYMA, Series 29 DRIVERS	19.351	10/1/31	2,067,680

				$21,775,404

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

71	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $41,970,000 or 0.73% of its total assets as of June 29, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$1,360,000
Market Value	$1,140,045
Market Value as a % of Net Assets	0.02%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 30, 2011, the Fund utilized $37,051 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended December 30, 2011 capital loss carryforwards are included in the table below.

72	LIMITED TERM NEW YORK MUNICIPAL FUND

Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$53,401,694
2017	16,519,543
2018	813,470

Total	$70,734,707

As of June 29, 2012, it is estimated that the capital loss carryforwards would be $67,197,184 expiring by 2018. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 29, 2012, it is estimated that the Fund will utilize $3,537,523 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,271,225,337	[1]

Gross unrealized appreciation	$153,517,509
Gross unrealized depreciation	(29,250,790)

Net unrealized appreciation	$124,266,719

1. The Federal tax cost of securities does not include cost of $42,963,361, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution

73	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

method with respect to their benefits under the Plan. During the six months ended June 29, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	65,513
Accumulated Liability as of June 29, 2012	561,960

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

74	LIMITED TERM NEW YORK MUNICIPAL FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the

75	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review,

76	LIMITED TERM NEW YORK MUNICIPAL FUND

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,000,385,165	$13,199,405	$4,013,584,570
U.S. Possessions	—	1,424,870,847	—	1,424,870,847

Total Assets	$—	$5,425,256,012	$13,199,405	$5,438,455,417

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 29, 2012		Year Ended December 30, 2011[1]
	Shares	Amount	Shares	Amount
Class A
Sold	166,353,275	$557,337,389	182,618,067	$592,543,007
Dividends and/or distributions reinvested	16,932,627	60,031,817	34,367,172	111,483,662
Redeemed	(96,064,076)	(323,262,928)	(205,013,005)	(660,699,235)

Net increase	87,221,826	$294,106,278	11,972,234	$43,327,434

Class B
Sold	1,032,985	$3,454,732	2,051,664	$6,616,372
Dividends and/or distributions reinvested	139,340	488,213	361,025	1,167,087
Redeemed	(1,890,035)	(6,352,984)	(5,296,683)	(17,057,844)

Net decrease	(717,710)	$(2,410,039)	(2,883,994)	$(9,274,385)

Class C
Sold	53,912,795	$177,413,232	58,234,097	$188,369,482
Dividends and/or distributions reinvested	4,965,948	20,011,081	11,815,668	38,121,281
Redeemed	(23,898,818)	(80,134,091)	(73,792,489)	(236,502,062)

Net increase (decrease)	34,979,925	$117,290,222	(3,742,724)	$(10,011,299)

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	Six Months Ended June 29, 2012		Year Ended December 30, 2011[1]
	Shares	Amount	Shares	Amount
Class Y
Sold	34,344,204	$115,022,525	16,898,364	$55,318,703
Dividends and/or distributions reinvested	514,316	2,242,365	104,996	346,173
Redeemed	(5,738,584)	(19,334,036)	(462,224)	(1,519,422)

Net increase	29,119,936	$97,930,854	16,541,136	$54,145,454

1. For the year ended December 30, 2011, for Class A, Class B and Class C shares, and for the period from March 30, 2011 (inception of offering) to December 30, 2011, for Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 29, 2012, were as follows:

	Purchases	Sales
Investment securities	$823,921,057	$308,038,356

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38

Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 29, 2012, the Fund paid $743,231 to the Manager for accounting services.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 29, 2012, the Fund paid $773,548 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

79	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 29, 2012 were as follows:

Class C	$41,388,726

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
June 29, 2012	$297,907	$56,902	$14,920	$47,892

80	LIMITED TERM NEW YORK MUNICIPAL FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to March 1, 2012. Effective March 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.4197% as of June 29, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its

81	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings Continued

participation in the borrowing facility during the six months ended June 29, 2012 equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 29, 2012, the Fund had borrowings outstanding at an interest rate of 0.4197%. Details of the borrowings for the six months ended June 29, 2012 are as follows:

Average Daily Loan Balance	$16,989,011
Average Daily Interest Rate	0.304%
Fees Paid	$569,773
Interest Paid	$12,528

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended June 29, 2012 are included in expenses on the Fund’s Statement of Operations and equal less than 0.005% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the

82	LIMITED TERM NEW YORK MUNICIPAL FUND

counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the six months ended June 29, 2012.

8. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve

83	LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

84	LIMITED TERM NEW YORK MUNICIPAL FUND

CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of June 29, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of June 29, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO-Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	5.8%	0.0%	5.8%
AA	22.3	0.0	22.3
A	22.8	0.2	23.0
BBB	40.0	5.3	45.3
BB or lower	2.3	1.3	3.6

Total	93.2%	6.8%	100.0%

85	LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.

86	LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

87	LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

88	LIMITED TERM NEW YORK MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

89	LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.

The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012